Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories	Inventories

	December 31,
($ in millions)	2021	2020
Raw materials	107	86
Work in progress	25	23
Finished goods	78	103
Inventories, gross	211	212
Obsolescence reserve	(28)	(43)
Inventories, net	183	169

The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	(43)	(34)	(40)
Provisions, net	(1)	(34)	(29)
Amounts written off	11	24	23
Other	4	1	12
Balance at end of year	(28)	(43)	(34)